Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Other payables and accrued liabilities

Note 8 – Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	As of December 31, 2025	As of December 31, 2024

Payables to non-trade vendors and service providers	$1,385,662	$1,381,806
Salary payable	913,171	839,090
Total other payables and accrued liabilities	$2,298,833	$2,220,896